Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information of the Company
2 1 .	CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Balance Sheets

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	18,243	20,401	3,201
Short-term investments	—	—	—
Prepayments and other current assets	131,128	147,396	23,130
Due from subsidiaries and related parties	1,429,987	3,124,311	490,273

Total current assets	1,579,358	3,292,108	516,604

Non-current assets
Long-term investments	492,714	446,969	70,139
Investment in subsidiaries	2,625,791	897,699	140,869
Other non-current assets	—	2,881	450

Total non-current assets	3,118,505	1,347,549	211,458

Total assets	4,697,863	4,639,657	728,062

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	22,893	19,110	2,999
Due to subsidiaries and related parties	754,136	1,159,795	181,997
Income tax payable	2,769	11,997	1,883

Total current liabilities	779,798	1,190,902	186,879

Deferred tax liabilities	39,830	40,908	6,419
Other non-current liabilities	130,854	128,721	20,199

Total non-current liabilities	170,684	169,629	26,618

Total liabilities	950,482	1,360,531	213,497

Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 shares authorized; 482,113,756 and 487,234,522 shares issued as of December 31, 2020 and 2021, respectively; 482,113,756 and 487,234,522 shares outstanding as of December 31, 2020 and 2021, respectively)	78	79	12
Class B ordinary shares (par value of US$0.000025 per share; 1,400,000,000 shares authorized; 957,465,244 and 957,465,244 shares issued as of December 31, 2020 and 2021, respectively; 945,496,827 and 945,496,827 shares outstanding as of December 31, 2020 and 2021, respectively)	156	156	24
Additional paid-in capital	2,726,619	2,685,544	421,420
Retained earnings	857,188	505,085	79,259
Accumulated other comprehensive income	163,340	88,262	13,850

Total shareholders’ equity	3,747,381	3,279,126	514,565

Total liabilities and shareholders’ equity	4,697,863	4,639,657	728,062

Statements of Comprehensive (loss) income

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	(5)	—	—	—
Gross profit	(5)	—	—	—
Operating expenses
Research and development	(858)	(482)	(3)	—
General and administrative	(41,872)	(45,159)	(21,978)	(3,449)
Impairment of goodwill	(64,154)	—	—	—

Total operating expenses	(106,884)	(45,641)	(21,981)	(3,449)

Equity in loss of subsidiaries	(495,735)	(168,217)	(352,616)	(55,336)
Interest income (expense), net	21,677	2,325	(9)	(1)
Foreign exchange gains (loss), net	152	(315)	71	11
Other income, net	306,006	711,629	35,537	5,577

(Loss) income before income taxes	(274,789)	499,781	(338,998)	(53,198)

Income tax expense s	(39,188)	(83,049)	(12,128)	(1,903)

Net ( l oss) income	(313,977)	416,732	(351,126)	(55,101)

Other comprehensive income (loss), net of tax of nil
Unrealized gains (losses) on available-for-sale securities, net	10,913	(7,250)	—	—
Foreign currency translation adjustments	77,556	(167,183)	(75,078)	(11,781)

Other comprehensive income (loss)	88,469	(174,433)	(75,078)	(11,781)

Total comprehensive ( l oss) income	(225,508)	242,299	(426,204)	(66,882)

Statements of Cash Flows

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(15,258)	(2,186)	666	105
Net cash provided (used in) by investing activities	375,584	1,345,523	(864,999)	(135,737)
Net cash (used in) provided by financing activities	(494,055)	(1,453,285)	891,960	139,968
Effect of exchange rate changes on cash and cash equivalents and restricted cash	64,769	(121,395)	(25,469)	(3,997)

Net (decrease) increase in cash and cash equivalents and restricted cash	(68,960)	(231,343)	2,158	339

Cash and cash equivalents and restricted cash at beginning of the year	318,546	249,586	18,243	2,863

Cash and cash equivalents and restricted cash at end of the year	249,586	18,243	20,401	3,202

(a) Basis of presentation
For the Company only condensed financial information, the Company records its investment in its subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income as “Equity in profit (loss) of subsidiaries” on the condensed statements of comprehensive (loss) income. The subsidiaries VIEs and subsidiaries of VIEs did not pay any dividends to the Company for any of the years presented.
The Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.
(b) Commitments and contingencies
The Company does not have any significant commitments or long-term obligations as of any of the periods presented.
The Company and certain of its current and former officers have been named as defendants in two putative securities class actions filed on June 25, 2020 and July 31, 2020 respectively in the U.S. District Court for the Central District of California. On August 24, 2020, the Court consolidated the two cases under the caption
In Re: Cheetah Mobile, Inc. Securities Litigation
(Case No.
2:20-cv-05696).
On March 15, 2021, an amended complaint was filed. According to the amended complaint, the action is purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in our ADRs between April 26, 2017 and March 24, 2020. The action alleges that the Company made false or misleading statements regarding the Company’s business and operations in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule
10b-5
promulgated thereunder. Briefing on the Company’s motion to dismiss the complaint was completed in July 2021. On March 30, 2022, the Court granted the Company’s motion to dismiss, with leave for Plaintiffs to amend the complaint. On May 6, 2022, the parties reached a stipulation, pursuant to which Plaintiffs voluntarily dismissed the claims asserted in the action, and agreed that they would not amend the complaint or appeal the Court’s order. The case is now closed. Lawsuits such as this could divert a significant amount of the Company’s attention and other resources from the Company’s business and operations, which could harm the Company’s results of operations and require the Company to incur significant expenses to defend the lawsuit. Any such lawsuit, whether or not successful, could harm the Company’s reputation and restrict the Company’s ability to raise capital in the future. In addition, if a claim is successfully made against the Company, the Company may be required to pay significant damages, which could have a material adverse effect on the Company’s financial condition and results of operations. Furthermore, there can be no assurance that the Company’s insurance carriers will cover all or part of the defense costs, or any liabilities that may arise from these matters. The Company also may be subject to claims for indemnification related to these matters, and the Company cannot predict the impact that indemnification claims may have on the Company’s business, financial condition or results of operations.
The Staff of the Division of Enforcement of the SEC is conducting an investigation relating to the Company’s disclosures for fiscal year 2015 regarding its relationship with one of its advertising business partners. The SEC investigation also relates to Rule
10b5-1
trading plans entered into by certain current and former officers and directors of the Company and sales of the Company’s ADS under those plans in 2015 and 2016. The Company and its current and former officers and directors have been fully cooperating with the SEC and are in discussions with the SEC concerning the potential outcome of the investigation. While the Company believe the SEC investigation is nearing conclusion, the exact duration and outcome of the SEC matter cannot be predicted at this time. A settlement or litigation with the SEC could include allegations by the SEC of violations of the U.S. securities laws against the Company and/or the current and former officers and directors of the Company involved, seeking various remedies, including penalties, fines, injunctive relief, a cease and desist order, officer and director bars, certain compliance undertakings and other limitations or sanctions under the U.S. securities laws. The Company recorded a loss contingency amounting to US
$1.5
million as of December 31, 2020. Based on recent developments, in the opinion of management and based on advice of the Company’s legal counsel, the Company is currently unable to ascertain the ultimate outcome, including an estimate of the amount of the loss or a range of loss, if any, in connection with the SEC investigation or any potential litigation. Therefore, the amount of loss cannot be reasonably estimated, and the Company reversed
the
previously accrued loss contingency as of December 31, 2021.
Except for the class action and investigation mentioned above, the Company is involved in several other proceedings as of December 31, 2021 which are either immaterial, or the Company does not believe that a reasonable possibility of loss has been incurred as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Company believes that such matters, individually and in the aggregate, when finally resolved, are reasonably likely not to have a material adverse effect on the Company’s consolidated results of operations, financial position and cash flows.